CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net loss	$ (299.1)	$ (190.9)	$ (88.0)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Non-cash compensation expense related to stock options and warrants	3.9	3.7	8.2
Depreciation of non-current assets	101.4	79.5	21.2
Impairment of non-current assets	11.4	0.0	26.7
Amortization of acquired contract backlog	20.2	24.2	0.0
Payments related to onerous contracts	0.0	0.0	(152.2)
Gain on disposals	(6.4)	(18.8)	0.0
Unrealized (gain) loss on financial instruments	45.1	65.2	(4.4)
Loss from equity method investments	9.0	0.0	0.0
Non-cash loan fees related to settled debt	5.6	0.0	0.0
Bargain purchase gain	0.0	(38.1)	0.0
Deferred income tax	1.4	(0.5)	0.0
Change in other current and non-current assets, net	(25.8)	(24.8)	(16.5)
Change in current and non-current liabilities, net	44.3	(34.7)	20.1
Net cash used in operating activities	(89.0)	(135.2)	(184.9)
Cash Flows from Investing Activities
Purchase of plant and equipment	(1.9)	(7.8)	(0.1)
Proceeds from sale of fixed assets	7.1	41.6	0.0
Business acquisition, net of cash acquired	0.0	(195.1)	(324.5)
Purchase of marketable securities	(6.9)	(13.0)	(26.9)
Investments in equity method investments	(30.8)	0.0	0.0
Proceeds from sale of marketable securities	31.3	0.0	0.0
Additions to newbuildings	(142.6)	(362.4)	(785.2)
Additions to jack-up drilling rigs	(127.3)	(23.4)	(119.8)
Net cash used in investing activities	(271.1)	(560.1)	(1,256.5)
Cash Flows from Financing Activities
Proceeds from share issuance, net of issuance costs and conversion of shareholders loans	49.2	218.9	1,415.0
Proceeds from related party shareholder loan	0.0	27.7	12.7
Purchase of treasury shares	0.0	(19.7)	(8.4)
Repayment of long-term debt	(390.0)	(89.3)	0.0
Purchase of financial instruments	0.0	(28.5)	0.0
Proceeds, net of deferred loan costs, from issuance of long-term debt	679.6	474.4	87.0
Proceeds, net of deferred loan costs, from issuance of short-term debt	58.5	0.0	0.0
Net cash provided by financing activities	397.3	583.5	1,506.3
Net increase (decrease) in cash and cash equivalents and restricted cash	37.2	(111.8)	65.0
Cash and cash equivalents and restricted cash at beginning of the period	91.3	203.1	138.1
Cash and cash equivalents and restricted cash at the end of period	128.5	91.3	203.1
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	(69.0)	(8.6)	0.0
Income taxes paid	(1.3)	(3.2)	0.0
Issuance of long-term debt as non-cash settlement for newbuild delivery instalment	177.9	609.0	0.0
Non-cash settlement of shareholder loan with issuance of shares	0.0	27.7	0.0
Non-cash offset in respect of jack-up drilling rigs	$ 26.8	$ 0.0	$ 0.0